Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues (Note 19):
Software	$ 21,644	$ 19,626	$ 21,598
Maintenance and technical support	30,386	25,885	22,908
Consulting services	206,110	156,135	131,524
Total revenues	258,140	201,646	176,030
Cost of revenues:
Software	9,564	8,674	7,836
Maintenance and technical support	3,888	2,952	2,466
Consulting services	161,709	121,756	102,919
Total cost of revenues	175,161	133,382	113,221
Gross profit	82,979	68,264	62,809
Operating costs and expenses:
Research and development, net (Note 16a)	6,942	5,839	4,888
Selling and marketing	27,244	23,776	23,062
General and administrative	22,837	17,562	13,425
Total operating costs and expenses	57,023	47,177	41,375
Operating income	25,956	21,087	21,434
Financial expense, net (Note 16b)	1,711	430	685
Other income, net			8
Income before taxes on income	24,245	20,657	20,757
Taxes on income (Note 13)	6,331	3,949	3,681
Net income	17,914	16,708	17,076
Net income attributable to redeemable non-controlling interests	1,536	4,520	639
Net income attributable to non-controlling interests	936	281	239
Net income attributable to Magic Software Enterprises Shareholders	$ 15,442	$ 11,907	$ 16,198
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 18):
Basic earnings per share	$ 0.35	$ 0.27	$ 0.37
Diluted earnings per share	$ 0.35	$ 0.27	$ 0.36